Stock-Based Compensation (Schedule Of Weighted Average Fair Value Of Stock Options Granted To Employees) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Stock-Based Compensation [Abstract]
Fair value of options granted		$ 9.17	$ 11.79	$ 12.17
Assumptions, Expected life (years)		5.5	4.8	4.7
Assumptions, Risk-free interest rate		0.90%	2.20%	2.30%
Assumptions, Volatility		33.90%	31.70%	32.80%
Assumptions, Dividend yield	0.00%	2.00%	0.00%	0.00%